Shareholders' equity and share-based payments - Number of shares (Details) € / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) shareholder shares	Dec. 31, 2022 EUR (€) shareholder € / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Shareholders' equity and share-based payments
Share capital	$ 8,163	€ 6,547,828,212.50	$ 8,224	$ 8,267
Number of shares issued	2,619,131,285	2,619,131,285
Common share par value (in Euros per shares) | € / shares		€ 2.50
Number of categories of shares | shareholder	1	1
Authorized share capital (in shares)	3,664,966,081	3,664,966,081	3,686,636,841	3,668,371,962
Common shares
Shareholders' equity and share-based payments
Minimum holding period of shares to earn double voting rights	2 years
Shareholder maximum voting rights (as a percent)	10.00%	10.00%
Shareholder maximum double voting rights (as a percent)	20.00%	20.00%
Minimum ownership percentage for which voting restrictions do not apply	66.67%	66.67%